8. Commitments, Contingencies and Concentrations (Details) - USD ($)	Dec. 31, 2017	Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Future lease commitment, 2018	$ 50,400	$ 68,400
Future lease commitment, 2019	5,700	5,700
Future lease commitment	$ 56,100	$ 74,100